Goodwill and Intangible Assets - Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 303,815	$ 526,821
Additions	6,122	3,496
Additions from acquisitions	134,518	0
Amortization	(70,341)	(84,869)	$ (93,800)
Disposals	(4)	0
Impairments	(977)	(135,274)
Foreign currency translation adjustments	13,298	(6,359)
Balance at end of year	$ 386,431	$ 303,815	526,821
Impairment Of Intangible Assets Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Impairments	Impairments
Goodwill [Roll Forward]
Balance at beginning of year	$ 2,425,418	$ 2,475,732
Business combinations	187,931	0
Foreign currency translation adjustments	87,309	(50,314)
Balance at end of year	$ 2,700,658	$ 2,425,418	$ 2,475,732